INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16. INCOME TAXES

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2019	2020	2021
Taiwan operations	$(2,191)	$(1,129)	$(1,989)
Non-Taiwan operations	532	(164)	(1,436)
	$(1,659)	$(1,293)	$(3,425)

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2019	2020	2021
Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Non-Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Total current income tax benefit (expense)	$—	$—	$—
Total deferred income tax benefit	$—	$—	$—
Total income tax benefit	$—	$—	$—

Our ultimate parent company is based in Singapore.

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2019	2020	2021
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	10.14%	(0.47)%	(5.75)%
Expiration of net operating loss carryforwards	—	(31.92)%	(6.47)%
Other non-deductible expenses	(7.01)%	(3.99)%	(1.65)%
Cumulative effect of initially applying new accounting standards	13.13%	—	—
Change in deferred tax assets and valuation allowance	(43.38)%	10.52%	(10.32)%
Other	3.12%	1.86%	0.19%
Effective rate	—	—	—

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2020	2021
Net operating loss carryforwards	$12,519	$13,079
Share-based compensation	315	324
Investments	141	145
Lease right-of-use assets	19	4
Intangible assets and goodwill	2	1
Other	50	54
	13,046	13,607
Less: valuation allowance	(13,046)	(13,607)
Deferred tax assets - net	$—	$—

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2019, 2020 and 2021 are as follows:

(in US$ thousands)	2019	2020	2021
Balance at beginning of year	$11,765	$12,732	$13,046
Subsequent reversal and utilization of valuation allowance	(17)	(87)	(81)
Changes to valuation allowance	723	1,585	575
Expirations	—	(1,720)	(221)
Exchange differences	261	536	288
Balance at end of year	$12,732	$13,046	$13,607

Under ROC Income Tax Act, the tax loss carryforward in the preceding ten years would be deducted from income tax for Taiwan operations.

As of December 31, 2021, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$16,198	indefinite
Taiwan	43,359	2022~2031
	$59,557

Unrecognized Tax Benefits

As of December 31, 2019, 2020 and 2021, there were no unrecognized tax benefits that if recognized would affect the effective tax rate.

There were no interest and penalties related to income tax liabilities recognized for the years ended December 31, 2019, 2020 and 2021.

Our major tax paying components are all located in Taiwan. As of December 31, 2021, the income tax filings in Taiwan have been examined for the years through 2019.